SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total promissory notes, net of discount current	$ 1,889,762	$ 1,885,616	$ 1,838,300
Promissory Notes [Member]
Short-Term Debt [Line Items]
Total promissory notes, net of discount current	1,599,824	1,286,694	834,984
Promissory Notes [Member] | RAS Real Estate LLC [Member]
Short-Term Debt [Line Items]
Total promissory notes, net of discount current	237,289	249,589	365,590
Promissory Notes [Member] | Six Twenty Management LLC [Member]
Short-Term Debt [Line Items]
Total promissory notes, net of discount current	1,270,906	960,746	447,317
Promissory Notes [Member] | Frank Ingrande [Member]
Short-Term Debt [Line Items]
Total promissory notes, net of discount current	13,446
Promissory Notes [Member] | Lisa Landau [Member]
Short-Term Debt [Line Items]
Total promissory notes, net of discount current	$ 78,183	$ 76,359	$ 22,077